Income taxes - Net operating loss carry forwards from PRC (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Income taxes
2025	¥ 637
2026	237,664
2027	131,203
2031	17,408
2032	18,279
Net operating loss carryforwards	¥ 405,191